Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	TEMPLETON GLOBAL INVESTMENT TRUST
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund
Risk/Return:		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	To seek both income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 44 in the Fund's Prospectus and under “Buying and Selling Shares” on page 73 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.90% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	20.90%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide. The Fund normally invests at least 25% of its assets in fixed income senior securities and at least 25% of its assets in equity securities. The Fund seeks income by investing in a combination of corporate, agency and government bonds and other debt securities (including inflation-indexed securities) of any maturity issued in numerous countries, including developing markets countries, as well as stocks that offer or could offer attractive dividend yields. The Fund may invest in high-yield bonds. These bonds are rated below investment grade and are sometimes referred to as “junk bonds.” The Fund seeks capital appreciation by investing in equity securities of companies from a variety of industries located anywhere in the world, including developing markets, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The equity securities in which the Fund invests are primarily common stock. The Fund’s investment manager searches for undervalued or out-of-favor debt and equity securities and equity securities that offer or may offer current income.

In addition, under normal market conditions, at least 40% of the Fund's net assets are invested in non-U.S. investments and in at least three different countries.

The Fund regularly uses various currency related transactions involving derivative instruments, principally currency and cross currency forwards, but may also use currency and currency index futures contracts. The Fund maintains significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund's assets to obligations under these instruments. The use of these derivative transactions may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. The results of such transactions may represent, from time to time, a large component of the Fund’s investment returns. The Fund may also enter into various other transactions involving derivatives from time to time, including interest rate and bond futures contracts (including those on government securities) and swap agreements (which may include interest rate and credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks, and may be used for hedging purposes.

When choosing fixed income investments for the Fund, the investment manager performs an independent analysis of the securities being considered for the Fund’s portfolio, rather than relying principally on their ratings assigned by rating agencies. In its analysis of corporate debt securities, the investment manager considers a variety of factors, including the experience and managerial strength of the company; responsiveness to changes in interest rates and business conditions; debt maturity schedules and borrowing requirements; the company’s changing financial condition and market recognition of the change; and a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects. With respect to sovereign debt securities, the investment manager considers market, political and economic conditions and evaluates interest and currency exchange rate changes and credit risks.

When choosing equity investments for the Fund, the investment manager applies a fundamental research, value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price.

The investment manager uses various valuation tools to allocate assets between global equity and global fixed-income securities. The investment manager also analyzes global economic trends to identify global macro trends (for example, regions with strong economic growth), and evaluates market inefficiencies to identify investment opportunities stemming from market mispricings.

The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities worldwide.
Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Developing Market Countries

The Fund’s investments in developing market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities are more sensitive to these interest rate changes.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The Fund's secondary index, Barclays Multiverse Index, in the table below shows how the Fund's performance compares to a group of securities that aligns with the fixed income portion of the Fund's portfolio. The investment manager compares the Fund's performance to an equally weighted combination of the Barclays Multiverse Index and the MSCI All Country World Index.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	[1]	rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Q3'09	13.84%
Worst Quarter:	Q3'11	-15.35%
As of June 30, 2015, the Fund's year-to-date return was 3.64%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

Performance for Class A shares prior to September 27, 2011, is based on the performance of Class A1 shares.

Prior to July 1, 2011, performance for Class C shares is based on the performance of Class C1 shares. Effective July 1, 2011, Class C performance was adjusted to reflect differences in sales charges and 12b-1 expenses between classes.

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[2]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.11%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.11%
1 year		rr_ExpenseExampleYear01	$ 682
3 years		rr_ExpenseExampleYear03	908
5 years		rr_ExpenseExampleYear05	1,151
10 years		rr_ExpenseExampleYear10	$ 1,849
2006		rr_AnnualReturn2006	21.30%
2007		rr_AnnualReturn2007	10.42%
2008		rr_AnnualReturn2008	(24.71%)
2009		rr_AnnualReturn2009	28.18%
2010		rr_AnnualReturn2010	12.15%
2011		rr_AnnualReturn2011	(5.56%)
2012		rr_AnnualReturn2012	18.01%
Annual Return 2013		rr_AnnualReturn2013	17.37%
Annual Return 2014		rr_AnnualReturn2014	(0.67%)
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's year-to-date return was 3.64%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	13.84%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(15.35%)
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class A1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[4]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.11%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.11%
1 year		rr_ExpenseExampleYear01	$ 533
3 years		rr_ExpenseExampleYear03	763
5 years		rr_ExpenseExampleYear05	1,011
10 years		rr_ExpenseExampleYear10	$ 1,719
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.97%
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.83%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.83%
1 year		rr_ExpenseExampleYear01	$ 286
3 years		rr_ExpenseExampleYear03	576
5 years		rr_ExpenseExampleYear05	990
10 years		rr_ExpenseExampleYear10	2,148
1 Year		rr_ExpenseExampleNoRedemptionYear01	186
3 Years		rr_ExpenseExampleNoRedemptionYear03	576
5 Years		rr_ExpenseExampleNoRedemptionYear05	990
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,148
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class C1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.51%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.51%
1 year		rr_ExpenseExampleYear01	$ 254
3 years		rr_ExpenseExampleYear03	477
5 years		rr_ExpenseExampleYear05	824
10 years		rr_ExpenseExampleYear10	1,802
1 Year		rr_ExpenseExampleNoRedemptionYear01	154
3 Years		rr_ExpenseExampleNoRedemptionYear03	477
5 Years		rr_ExpenseExampleNoRedemptionYear05	824
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,802
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.36%
1 year		rr_ExpenseExampleYear01	$ 138
3 years		rr_ExpenseExampleYear03	431
5 years		rr_ExpenseExampleYear05	745
10 years		rr_ExpenseExampleYear10	$ 1,635
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.92%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.16%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.76%
1 year		rr_ExpenseExampleYear01	$ 78
3 years		rr_ExpenseExampleYear03	277
5 years		rr_ExpenseExampleYear05	494
10 years		rr_ExpenseExampleYear10	$ 1,117
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.68%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.18%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.86%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.86%
1 year		rr_ExpenseExampleYear01	$ 88
3 years		rr_ExpenseExampleYear03	274
5 years		rr_ExpenseExampleYear05	477
10 years		rr_ExpenseExampleYear10	$ 1,061
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton Global Balanced Fund
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	(6.44%)
Past 5 years		rr_AverageAnnualReturnYear05	6.54%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.56%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class A1
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(4.80%)
Past 5 years		rr_AverageAnnualReturnYear05	6.82%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.72%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(2.01%)
Past 5 years		rr_AverageAnnualReturnYear05	6.93%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	5.96%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class C1
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(2.03%)
Past 5 years		rr_AverageAnnualReturnYear05	7.44%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.79%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class R
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(0.61%)
Past 5 years		rr_AverageAnnualReturnYear05	7.58%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	6.96%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Class R6
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(0.02%)
Past 5 years		rr_AverageAnnualReturnYear05
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	5.75%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Return Before Taxes | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	(0.43%)
Past 5 years		rr_AverageAnnualReturnYear05	8.12%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	7.49%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton Global Balanced Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	(8.18%)
Past 5 years		rr_AverageAnnualReturnYear05	5.12%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.87%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Templeton Global Balanced Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	(3.25%)
Past 5 years		rr_AverageAnnualReturnYear05	4.66%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.52%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | MSCI All Country World Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	4.71%
Past 5 years		rr_AverageAnnualReturnYear05	9.75%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	7.02%
Templeton Global Balanced Fund-15 | Templeton Global Balanced Fund | Barclays Multiverse Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	0.48%
Past 5 years		rr_AverageAnnualReturnYear05	2.85%
Since Inception	[5]	rr_AverageAnnualReturnSinceInception	4.30%

[1]	The performance of Class A shares shown in the bar chart is based upon the performance of Class A1 shares (formerly, Class A shares), which are no longer available to new investors. However, because expenses, other than sales charges, for Class A and Class A1 shares are the same, the returns for Class A shares would have been the same as those for Class A1 shares.
[2]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[3]	The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% until at least July 31, 2016.
[4]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class").
[5]	Since inception for Class A, July 1, 2005; Class A1, July 1, 2005; Class C, July 1, 2005; Class C1, July 1, 2005; Class R, July 1, 2005; Class R6, May 1, 2013; Advisor Class, July 1, 2005.